Note 8. Income Tax Benefit: Schedule of Components of Income Tax (Provision) Benefit (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Current Federal Tax Benefit					$ 443,173	$ 63,572
Current State Tax Benefit					37,936	0
Total Current Tax Benefit					481,109	63,572
Deferred Federal Tax (Expense)					(88,719)	0
Deferred State and Tax (Expense)					(16,914)	0
Total Deferred Tax (Expense)					(105,633)	0
Total Income Tax Benefit Before Valuation Allowance					375,476	63,572
Valuation allowance					(375,476)	(63,572)
Total Income Tax Benefit	$ 0	$ 0	$ 0	$ 0	0	0
Net operating loss carryforward					367,926	63,572
Less valuation allowance					(367,926)	(63,572)
Deferred Tax Assets, Net of Valuation Allowance, Total					$ 0	$ 0